INCOME AND MINING TAXES (Tables)	12 Months Ended
Dec. 31, 2024
INCOME AND MINING TAXES
Schedule of components of income and mining tax expense

	Year Ended December 31,
	2024	2023
Current income and mining taxes	$712,129	$365,721
Deferred income and mining taxes:
Origination and reversal of temporary differences	213,845	52,041
Total income and mining taxes expense	$925,974	$417,762

Schedule of effective income and mining tax reconciliation

	Year Ended December 31,
	2024	2023
Combined federal and composite provincial tax rates	26%	26%
Expected income tax expense at statutory income tax rate	$733,605	$613,358
Increase (decrease) in income and mining taxes resulting from:
Mining taxes	221,461	101,433
Impact of foreign tax rates and change in future tax rates	12,656	23,460
Permanent differences	(68,458)	(300,567)
Impact of foreign exchange on deferred income tax balances	35,341	(45,412)
Other	(8,631)	25,490
Total income and mining taxes expense	$925,974	$417,762

Schedule of Components of Net Deferred Income Assets

	As at	As at
	December 31, 2024	December 31, 2023
Mining properties	$12,023	$28,388
Mining taxes	5,086	6,098
Reclamation provisions and other liabilities	12,089	19,310
Total net deferred income tax assets	$29,198	$53,796

Schedule and continuity of components of deferred income and mining tax liabilities

	As at	As at
	December 31, 2024	December 31, 2023
Mining properties	$5,850,988	$4,960,289
Net operating and capital loss carry forwards	—	(77,247)
Mining taxes	(423,505)	308,157
Reclamation provisions and other liabilities	(265,234)	(217,928)
Total deferred income and mining tax liabilities	$5,162,249	$4,973,271

Changes in net deferred tax assets and liabilities for the years ended December 31, 2024 and 2023 are as follows:

	As at	As at
	December 31, 2024	December 31, 2023
Net deferred income and mining tax liabilities - beginning of year	$4,919,475	$3,970,301
Income and mining tax impact recognized in net income	213,845	52,041
Income tax impact recognized in other comprehensive income and equity	(269)	984
Deferred income tax liability acquired on Yamana Transaction (Note 5)	—	896,149
Net deferred income and mining tax liabilities - end of year	$5,133,051	$4,919,475

Schedule of deductible temporary differences and unused tax losses in respect of which a deferred tax asset has not been recognized

	As at	As at
	December 31, 2024	December 31, 2023
Other deductible temporary differences	$1,262,999	$1,485,481